PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Pension and Other Postretirement Benefit Plans [Abstract]
2018	$ 667
2019	700
2020	735
2021	772
2022	810
Years 2023-2027	4,703
Defined Benefit Plan Expected Future Benefit Payments	$ 8,387